Fair Value Measurements (Details) - Schedule of Assets Measured at Fair Value on a Recurring Basis - Recurring [Member] - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	¥ 181,986,168	¥ 244,337,727
Wealth management products [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	146,486,668	244,337,727
Convertible bonds [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	35,499,500
Level 1 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	22,202,910	206,304,763
Level 1 [Member] | Wealth management products [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	22,202,910	206,304,763
Level 1 [Member] | Convertible bonds [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value
Level 2 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	124,283,758	38,032,964
Level 2 [Member] | Wealth management products [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	124,283,758	38,032,964
Level 2 [Member] | Convertible bonds [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value
Level 3 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	35,499,500
Level 3 [Member] | Wealth management products [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value
Level 3 [Member] | Convertible bonds [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	¥ 35,499,500